Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 296,102	$ 286,810
Total outstanding commitments	624,548	606,656
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	292,204	282,228
Total outstanding commitments	619,224	600,407
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,643	1,740
Total outstanding commitments	2,451	2,801
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,255	2,842
Total outstanding commitments	2,873	3,448
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,898	4,582
Total outstanding commitments	5,324	6,249
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	103,863	102,444
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	101,850	100,014
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,147	1,149
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	866	1,281
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,013	2,430
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	39,746	39,539
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	38,872	38,473
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	484	584
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	390	482
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	874	1,066
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	70,586	65,034
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	70,174	64,570
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2	1
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	410	463
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	412	464
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	57,118	56,430
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,825	56,101
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10	6
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	283	323
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	293	329
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,789	23,363
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24,483	23,070
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	306	293
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 306	$ 293